united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

           Two Roads Shared Trust

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company____________________________

            1209 Orange Street , Wilmington, DE  19801________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income ETF

AFIF

January 31, 2023

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Anfield Universal Fixed Income ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2023

The Fund’s performance figures* for the periods ended January 31, 2023, as compared to its benchmark:

			Inception ***
	Six Months	One Year	through January 31, 2023
Anfield Universal Fixed Income ETF - NAV	1.92%	-2.50%	-0.44%
Anfield Universal Fixed Income ETF - Market Price	2.15%	-2.29%	-0.44%
ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index **	1.50%	1.60%	1.39%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The Fund’s total annual operating expenses (including underlying fund fees) after fee waiver and expense reimbursement is 1.00% and without waiver or reimbursement the gross operating expenses (including underlying fund fees) is 1.00%, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Beginning November 2, 2020, Market Price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, Market Price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on September 18, 2018.

Portfolio Composition as of January 31, 2023:

Top 10 Industry/Asset Class Allocations	% of Net Assets
Asset Backed Securities - Collateralized Loan Obligations	24.3%
Collateralized Mortgage Obligations	10.5%
Corporate Bonds - Banking	8.9%
Exchange-Traded Funds - Fixed Income	8.3%
Corporate Bonds - Automotive	5.2%
Corporate Bonds - Real Estate Investment Trusts	4.6%
Corporate Bonds - Telecommunications	4.5%
Corporate Bonds - Specialty Finance	4.2%
Term Loans - Transportation & Logistics	3.3%
Corporate Bonds - Biotech & Pharma	2.3%
Other Assets Less Liabilities	23.9%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 8.3%
	FIXED INCOME - 8.3%
169,500	Invesco Fundamental High Yield Corporate Bond ETF				$2,983,200
52,800	iShares Trust iShares 1-5 Year Investment Grade				2,674,848
28,100	SPDR Blackstone Senior Loan ETF				1,182,729
31,800	SPDR Bloomberg High Yield Bond ETF				2,977,434
					9,818,211

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,225,764)				9,818,211

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4%
	CLO — 24.3%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	US0003M + 2.700%	7.5080	04/20/31	1,846,132
500,000	Ares XXXIIR CLO Ltd. Series 2014-32RA C(a),(b)	US0003M + 2.900%	7.5060	05/15/30	460,886
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A C(a),(b)	US0003M + 3.050%	7.8420	10/15/30	1,900,707
2,000,000	BlueMountain Fuji US CLO II Ltd. Series 2017-2A C(a),(b)	US0003M + 3.000%	7.8080	10/20/30	1,721,488
250,000	Carlyle Global Market Strategies CLO 2013-4 Ltd. Series 2013-4A CRR(a),(b)	US0003M + 1.750%	6.5420	01/15/31	240,402
2,000,000	Carlyle US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	US0003M + 2.900%	7.6920	10/15/31	1,841,210
1,400,000	Cedar Funding IX CLO Ltd. Series 2018-9A D(a),(b)	US0003M + 2.600%	7.4080	04/20/31	1,318,687
1,000,000	Columbia Cent CLO 28 Ltd. Series 2018-28A C(a),(b)	US0003M + 3.420%	7.9520	11/07/30	924,998
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	US0003M + 5.150%	9.9420	01/15/31	1,233,725
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	US0003M + 2.850%	7.6420	04/15/31	1,496,994
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	US0003M + 2.500%	7.2920	04/15/31	1,363,125
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	US0003M + 3.120%	7.9120	07/15/31	1,690,836
1,000,000	Oaktree CLO 2019-1 Ltd. Series 2019-1A D(a),(b)	US0003M + 3.800%	8.6150	04/22/30	877,317
2,000,000	Octagon Investment Partners 18-R Ltd. Series 2018-18A D(a),(b)	US0003M + 5.510%	10.3020	04/16/31	1,635,458
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	US0003M + 4.260%	9.0680	07/20/32	1,894,332
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	US0003M + 4.980%	9.7880	04/20/34	1,436,940
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	US0003M + 3.150%	7.6820	05/07/31	1,625,890
1,000,000	Sound Point CLO VIII-R, Ltd. Series 2015-1RA E(a),(b)	US0003M + 6.600%	11.3920	04/15/30	679,841
2,025,000	Steele Creek CLO 2014-1 Ltd. Series 2014-1RA D(a),(b)	US0003M + 2.800%	7.6150	04/21/31	1,774,672
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	US0003M + 3.920%	8.7120	07/15/32	1,866,498

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 24.4% (Continued)
	CLO — 24.3% (Continued)
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.3290	01/25/35	$945,387
					28,775,525
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
55,370	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(c)		3.8990	11/25/36	51,207
2,536,581	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(b),(d)		0.4140	04/25/37	28,874
5,926,239	Vendee Mortgage Trust 2011-2 Series 2011-2 IO(b),(d)		0.3560	10/15/41	67,301
					147,382
	TOTAL ASSET BACKED SECURITIES (Cost $32,010,212)				28,922,907

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5%
240,859	Fannie Mae Interest Strip Series 291 2(d)		8.0000	11/25/27	24,769
152,930	Fannie Mae Interest Strip Series 321 2(d)		6.5000	04/25/32	23,206
95,616	Fannie Mae Interest Strip Series 343 6(d)		5.0000	10/25/33	11,913
112,283	Fannie Mae Interest Strip Series 346 2(d)		5.5000	12/25/33	21,451
69,350	Fannie Mae Interest Strip Series 355 12(b),(d)		6.0000	07/25/34	10,440
387,123	Fannie Mae Interest Strip Series 364 2(d)		4.5000	09/25/35	64,933
169,307	Fannie Mae Interest Strip Series 356 24(b),(d)		6.5000	09/25/35	28,694
133,830	Fannie Mae Interest Strip Series 368 27(b),(d)		6.5000	11/25/35	19,904
590,883	Fannie Mae Interest Strip Series 365 4(d)		5.0000	04/25/36	99,715
168,300	Fannie Mae Interest Strip Series 384 28(b),(d)		6.0000	05/25/36	32,449
91,952	Fannie Mae Interest Strip Series 370 2(d)		6.0000	06/25/36	21,418
857,696	Fannie Mae Interest Strip Series 378 4(d)		5.0000	07/25/36	170,838
616,881	Fannie Mae Interest Strip Series 371 2(d)		6.5000	07/25/36	131,180
153,497	Fannie Mae Interest Strip Series 377 2(d)		5.0000	10/25/36	28,532
1,790,379	Fannie Mae Interest Strip Series 395 7(d)		5.5000	11/25/36	358,280
94,008	Fannie Mae Interest Strip Series 383 20(d)		5.5000	07/25/37	16,269
149,289	Fannie Mae Interest Strip Series 386 7(d)		6.0000	01/25/38	29,100
539,769	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	109,574
121,087	Fannie Mae Interest Strip Series 386 9(d)		6.0000	02/25/38	24,555
899,343	Fannie Mae Interest Strip Series 398 C9(d)		6.0000	05/25/39	282,325
268,764	Fannie Mae Interest Strip Series 396 2(d)		4.5000	06/25/39	39,292

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
399,469	Fannie Mae Interest Strip Series 399 2(d)		5.5000	11/25/39	$87,833
1,093,738	Fannie Mae Interest Strip Series 408 C4(d)		5.5000	11/25/40	214,011
403,701	Fannie Mae Interest Strip Series 409 C18(d)		4.0000	04/25/42	67,792
90,175	Fannie Mae REMICS Series 2001-32 SA(b),(d)	US0001M + 7.950%	3.4440	07/25/31	4,415
522,734	Fannie Mae REMICS Series 2003-7 SN(b),(d)	US0001M + 7.750%	3.2440	02/25/33	62,043
154,094	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	21,078
243,461	Fannie Mae REMICS Series 2004-62 TP(b),(d)	US0001M + 38.500%	5.5000	07/25/33	33,579
310,463	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	52,288
229,091	Fannie Mae REMICS Series 2004-91 DS(b),(d)	US0001M + 6.650%	2.1440	12/25/34	17,349
77,322	Fannie Mae REMICS Series 2005-87 SE(b),(d)	US0001M + 6.050%	1.5440	10/25/35	5,274
136,667	Fannie Mae REMICS Series 2005-89 S(b),(d)	US0001M + 6.700%	2.1940	10/25/35	10,885
193,040	Fannie Mae REMICS Series 2007-28 LS(b),(d)	US0001M + 6.625%	2.1190	01/25/36	17,478
56,573	Fannie Mae REMICS Series 2006-8 HL(b),(d)	US0001M + 6.700%	2.1940	03/25/36	5,075
23,933	Fannie Mae REMICS Series 2006-8 WN(b),(d)	US0001M + 6.700%	2.1940	03/25/36	2,471
1,546,150	Fannie Mae REMICS Series 2007-18 BF(b),(d)	US0001M + 0.380%	4.8860	04/25/36	220,310
1,616,988	Fannie Mae REMICS Series 2007-28 CF(b),(d)	US0001M + 0.390%	4.8960	07/25/36	222,005
141,267	Fannie Mae REMICS Series 2006-101 SA(b),(d)	US0001M + 6.580%	2.0740	10/25/36	13,947
121,014	Fannie Mae REMICS Series 2006-116 S(b),(d)	US0001M + 6.600%	2.0940	12/25/36	11,115
55,333	Fannie Mae REMICS Series 2006-125 SM(b),(d)	US0001M + 7.200%	2.6940	01/25/37	5,678
233,472	Fannie Mae REMICS Series 2007-36 SN(b),(d)	US0001M + 6.770%	2.2640	04/25/37	25,277
882,965	Fannie Mae REMICS Series 2007-55 S(b),(d)	US0001M + 6.760%	2.2540	06/25/37	65,091
97,905	Fannie Mae REMICS Series 2007-72 EK(b),(d)	US0001M + 6.400%	1.8940	07/25/37	9,575
119,457	Fannie Mae REMICS Series 2007-66 AS(b),(d)	US0001M + 6.600%	2.0940	07/25/37	9,163
752,927	Fannie Mae REMICS Series 2007-88 MI(b),(d)	US0001M + 6.520%	2.0140	09/25/37	75,183
111,261	Fannie Mae REMICS Series 2007-106 SN(b),(d)	US0001M + 6.410%	1.9040	11/25/37	10,534
209,538	Fannie Mae REMICS Series 2007-109 DI(b),(d)	US0001M + 6.400%	1.8940	12/25/37	22,413
305,167	Fannie Mae REMICS Series 2007-117 SM(b),(d)	US0001M + 6.300%	1.7940	01/25/38	26,000
5,751,169	Fannie Mae REMICS Series 2010-89 AI(b),(d)	US0001M + 6.450%	0.1500	02/25/38	21,387
52,116	Fannie Mae REMICS Series 2008-24 SP(b)	US0001M + 23.283%	6.7620	02/25/38	51,538
1,990,069	Fannie Mae REMICS Series 2008-58 SE(b),(d)	US0001M + 6.000%	1.4940	07/25/38	162,478
371,362	Fannie Mae REMICS Series 2009-66 SH(b),(d)	US0001M + 6.050%	1.5440	09/25/39	22,354
377,936	Fannie Mae REMICS Series 2009-106 AI(d)		6.0000	11/25/39	31,397
109,704	Fannie Mae REMICS Series 2009-112 ST(b),(d)	US0001M + 6.250%	1.7440	01/25/40	9,813

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
108,299	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	$15,237
318,805	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	66,485
404,757	Fannie Mae REMICS Series 2010-139 SA(b),(d)	US0001M + 6.030%	1.5240	12/25/40	36,062
74,991	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	9,815
290,866	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	43,653
463,491	Fannie Mae REMICS Series 2011-96 SA(b),(d)	US0001M + 6.550%	2.0440	10/25/41	32,546
2,775,586	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	353,068
1,699,090	Fannie Mae REMICS Series 2011-122 DS(b),(d)	US0001M + 6.520%	2.0140	12/25/41	209,453
989,824	Fannie Mae REMICS Series 2012-68 NS(b),(d)	US0001M + 6.700%	2.1940	03/25/42	54,822
989,599	Fannie Mae REMICS Series 2012-89 SA(b),(d)	US0001M + 5.550%	1.0440	08/25/42	57,470
1,522,374	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	282,925
107,204	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	11,707
300,354	Fannie Mae REMICS Series 2013-103 JS(b),(d)	US0001M + 6.000%	1.4940	10/25/43	28,208
403,475	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	73,185
1,272,194	Fannie Mae REMICS Series 2014-87 MS(b),(d)	US0001M + 6.250%	1.7440	01/25/45	113,646
276,797	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	37,197
485,587	Fannie Mae REMICS Series 2016-39 LS(b),(d)	US0001M + 6.000%	1.4940	07/25/46	67,407
1,669,397	Fannie Mae REMICS Series 2017-97 SW(b),(d)	US0001M + 6.200%	1.6940	12/25/47	195,102
1,081,337	Fannie Mae REMICS Series 2017-108 SA(b),(d)	US0001M + 6.150%	1.6440	01/25/48	134,167
3,410,230	Fannie Mae REMICS Series 2018-54 SA(b),(d)	US0001M + 6.250%	1.7440	08/25/48	304,485
573,334	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	100,510
129,575	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	25,387
448,221	Fannie Mae REMICS Series 2019-41 SB(b),(d)	US0001M + 6.050%	1.5440	08/25/49	52,520
1,194,850	Fannie Mae REMICS Series 2020-10 S(b),(d)	US0001M + 6.050%	1.5440	05/25/59	110,711
110,268	Freddie Mac REMICS Series 2367 SG(b),(d)	US0001M + 7.880%	3.4210	06/15/31	11,581
1,237,665	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	175,976
89,870	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	12,415
251,096	Freddie Mac REMICS Series 2463 SB(b),(d)	US0001M + 8.000%	3.5410	06/15/32	21,455
44,967	Freddie Mac REMICS Series 2524 SX(b),(d)	US0001M + 7.900%	3.4410	11/15/32	4,687
55,260	Freddie Mac REMICS Series 2616 SC(b),(d)	US0001M + 8.000%	3.5410	12/15/32	4,386
247,994	Freddie Mac REMICS Series 2581 IL(d)		5.5000	03/15/33	35,975
629,692	Freddie Mac REMICS Series 2802 SI(b),(d)	US0001M + 6.000%	1.5410	05/15/34	38,933
299,179	Freddie Mac REMICS Series 2980 SL(b),(d)	US0001M + 6.700%	2.2410	11/15/34	28,282
343,423	Freddie Mac REMICS Series 2950 SN(b),(d)	US0001M + 6.050%	1.5910	03/15/35	21,021

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
926,862	Freddie Mac REMICS Series 3055 MS(b),(d)	US0001M + 6.600%	2.1410	10/15/35	$88,009
59,467	Freddie Mac REMICS Series 3117 JS(b),(d)	US0001M + 6.700%	2.2410	02/15/36	5,739
254,522	Freddie Mac REMICS Series 3149 SM(b),(d)	US0001M + 6.650%	2.1910	05/15/36	19,941
113,724	Freddie Mac REMICS Series 3239 SI(b),(d)	US0001M + 6.650%	2.1910	11/15/36	11,306
227,025	Freddie Mac REMICS Series 3303 SG(b),(d)	US0001M + 6.100%	1.6410	04/15/37	20,109
225,028	Freddie Mac REMICS Series 3355 BI(b),(d)	US0001M + 6.050%	1.5910	08/15/37	16,911
227,980	Freddie Mac REMICS Series 3368 AI(b),(d)	US0001M + 6.030%	1.5710	09/15/37	18,304
196,804	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	15,589
164,297	Freddie Mac REMICS Series 3572 VS(b),(d)	US0001M + 6.730%	2.2710	09/15/39	19,552
251,439	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	17,632
2,500,529	Freddie Mac REMICS Series 3652 CS(b),(d)	US0001M + 6.550%	2.0910	03/15/40	299,427
170,909	Freddie Mac REMICS Series 3758 S(b),(d)	US0001M + 6.030%	1.5710	11/15/40	14,563
932,943	Freddie Mac REMICS Series 3935 SH(b),(d)	US0001M + 6.600%	2.1410	12/15/40	30,910
102,250	Freddie Mac REMICS Series 4139 PO(e)			08/15/42	69,491
154,728	Freddie Mac REMICS Series 4091 TS(b),(d)	US0001M + 6.550%	2.0910	08/15/42	18,428
439,319	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	81,472
1,394,822	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	257,971
188,930	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	28,863
9,874,245	Freddie Mac REMICS Series 4583 TI(b),(d)	US0001M + 6.100%	0.1000	05/15/46	33,268
253,019	Freddie Mac REMICS Series 4583 ST(b),(d)	US0001M + 6.000%	1.5410	05/15/46	30,410
433,627	Freddie Mac REMICS Series 4618 SA(b),(d)	US0001M + 6.000%	1.5410	09/15/46	57,621
804,276	Freddie Mac REMICS Series 5007 SK(b),(d)	US0001M + 6.100%	1.5940	08/25/50	114,109
586,098	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	68,893
1,102,479	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	212,176
1,153,885	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	201,837
240,498	Freddie Mac REMICS Series 4291 MS(b),(d)	US0001M + 5.900%	1.4410	01/15/54	20,692
208,947	Freddie Mac Strips Series 186 IO(d)		8.0000	08/01/27	24,904
131,736	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	25,318
4,280,059	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	484,638
203,284	Freddie Mac Strips Series 233 5(d)		4.5000	09/15/35	26,782
291,755	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	47,073
336,625	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	71,240
55,160	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	9,832
495,700	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	87,428

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
816,739	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	$135,805
165,948	Freddie Mac Strips Series 261 IO(d)		4.5000	05/15/40	25,154
374,066	Freddie Mac Strips Series 303 105(b),(d)		4.0000	01/15/43	56,585
1,327,871	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	247,374
779,805	Freddie Mac Strips Series 365 121(b),(d)		4.0000	10/15/47	121,491
683,708	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	123,878
1,091,374	Freddie Mac Strips Series 367 116(b),(d)		3.5000	06/15/50	171,196
686,577	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	91,477
437,931	Government National Mortgage Association Series 2004-46 S(b),(d)	US0001M + 7.100%	2.6140	06/20/34	33,505
26,564	Government National Mortgage Association Series 2004-106 HW(b)	US0001M + 27.500%	5.2050	12/16/34	25,611
146,787	Government National Mortgage Association Series 2007-40 SW(b),(d)	US0001M + 4.180%		07/20/37	1,258
168,633	Government National Mortgage Association Series 2008-2 SM(b),(d)	US0001M + 6.500%	2.0410	01/16/38	13,046
93,678	Government National Mortgage Association Series 2008-6 SD(b),(d)	US0001M + 6.460%	1.9740	02/20/38	577
1,167,825	Government National Mortgage Association Series 2008-15 CI(b),(d)	US0001M + 6.490%	2.0040	02/20/38	48,440
138,998	Government National Mortgage Association Series 2008-27 SI(b),(d)	US0001M + 6.470%	1.9840	03/20/38	4,632
115,651	Government National Mortgage Association Series 2008-36 SB(b),(d)	US0001M + 6.270%	1.7840	04/20/38	108
169,657	Government National Mortgage Association Series 2008-51 SE(b),(d)	US0001M + 6.250%	1.7910	06/16/38	12,630
142,437	Government National Mortgage Association Series 2008-51 SC(b),(d)	US0001M + 6.250%	1.7640	06/20/38	8,641
70,260	Government National Mortgage Association Series 2008-95 DS(b),(d)	US0001M + 7.300%	2.8140	12/20/38	3,320
121,853	Government National Mortgage Association Series 2009-43 SA(b),(d)	US0001M + 5.950%	1.4640	06/20/39	4,431
146,957	Government National Mortgage Association Series 2010-19 SD(b),(d)	US0001M + 6.550%	2.0910	07/16/39	2,460
419,172	Government National Mortgage Association Series 2013-170 ID(b),(d)		3.4070	02/20/40	40,419
80,717	Government National Mortgage Association Series 2010-113 BS(b),(d)	US0001M + 6.000%	1.5140	09/20/40	7,682
1,265,206	Government National Mortgage Association Series 2010-133 SB(b),(d)	US0001M + 6.020%	1.5610	10/16/40	124,576
141,051	Government National Mortgage Association Series 2010-152 SA(b),(d)	US0001M + 6.050%	1.5910	11/16/40	14,462
513,229	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	37,409
161,921	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	20,582
396,429	Government National Mortgage Association Series 2011-148 SN(b),(d)	US0001M + 6.690%	2.2310	11/16/41	46,401
1,197,391	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	241,740
991,404	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	149,175
136,019	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	23,911
300,358	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	30,711
1,347,815	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	116,778
99,870	Government National Mortgage Association Series 2013-181 SA(b),(d)	US0001M + 6.100%	1.6140	11/20/43	10,338

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5% (Continued)
214,661	Government National Mortgage Association Series 2014-58 SA(b),(d)	US0001M + 6.100%	1.7470	04/20/44	$23,252
395,730	Government National Mortgage Association Series 2014-91 SB(b),(d)	US0001M + 5.600%	1.1410	06/16/44	31,991
99,022	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	8,309
1,598,958	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	316,773
1,492,213	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	146,776
605,811	Government National Mortgage Association Series 2019-22 SA(b),(d)	US0001M + 5.600%	1.1140	02/20/45	67,465
371,345	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	64,127
521,675	Government National Mortgage Association Series 2015-64 SG(b),(d)	US0001M + 5.600%	1.1140	05/20/45	42,238
93,166	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	11,137
354,021	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	26,395
611,092	Government National Mortgage Association Series 2015-144 SA(b),(d)	US0001M + 6.200%	1.7140	10/20/45	76,275
356,389	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	71,743
523,862	Government National Mortgage Association Series 2016-4 SM(b),(d)	US0001M + 5.650%	1.1640	01/20/46	42,442
207,777	Government National Mortgage Association Series 2016-9 SA(b),(d)	US0001M + 6.100%	1.6140	01/20/46	19,751
1,054,526	Government National Mortgage Association Series 2016-121 JS(b),(d)	US0001M + 6.100%	1.6140	09/20/46	114,459
216,410	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	38,775
219,827	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	40,110
341,572	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	63,964
22,019,260	Government National Mortgage Association Series 2020-86 TK(b),(d)	US0001M + 6.200%	0.1500	08/20/48	116,902
214,603	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	31,793
327,041	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	60,824
528,946	Government National Mortgage Association Series 2019-6 SA(b),(d)	US0001M + 6.050%	1.5640	01/20/49	50,551
1,617,040	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	255,830
767,212	Government National Mortgage Association Series 2020-167 NS(b),(d)	US0001M + 6.300%	1.8140	11/20/50	91,831
18,353	Government National Mortgage Association Series 2022-10 ID(d)		3.0000	08/20/51	2,225
3,018,392	Government National Mortgage Association Series 2019-H16 CI(b),(d)		0.0001	10/20/69	157,657
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,996,068)				12,455,981

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.3%
	AEROSPACE & DEFENSE — 0.7%
500,000	Boeing Company (The)		1.9500	02/01/24	484,975

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.3% (Continued)
	AEROSPACE & DEFENSE — 0.7% (Continued)
375,000	Howmet Aerospace, Inc.		5.1250	10/01/24	$373,562
					858,537
	ASSET MANAGEMENT — 2.2%
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,424,253
1,250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,221,875
					2,646,128
	AUTOMOTIVE — 5.2%
500,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	500,433
1,325,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	1,302,147
850,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	834,288
175,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	173,952
764,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	736,551
777,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	755,580
500,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	492,085
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,016,807
372,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	02/15/23	371,780
					6,183,623
	BANKING — 8.9%
485,000	Bank of Ireland Group plc(a)		4.5000	11/25/23	480,567
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	981,849
400,000	BPCE S.A.(a)		5.7000	10/22/23	399,841
850,000	BPCE S.A.(a)		5.1500	07/21/24	840,958
628,000	Citigroup, Inc.(b)	US0003M + 4.068%	5.9500	07/30/2167	634,594
630,000	Danske Bank A/S(a)		3.8750	09/12/23	624,010
400,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.159%	2.2220	09/18/24	391,557
1,000,000	First Citizens BancShares, Inc.(a),(b)	US0003M + 3.972%	8.7410	06/15/2170	1,009,089
1,463,000	First Horizon National Corporation		3.5500	05/26/23	1,456,818
500,000	JPMorgan Chase & Company(b)	US0003M + 0.730%	3.5590	04/23/24	498,152
750,000	Natwest Group plc		3.8750	09/12/23	743,589
140,000	Societe Generale S.A.(a)		5.0000	01/17/24	138,965
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	775,090
381,000	Sumitomo Mitsui Financial Group, Inc.(a)		4.4360	04/02/24	375,999
500,000	Swedbank A.B.(a)		0.6000	09/25/23	485,533

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.3% (Continued)
	BANKING — 8.9% (Continued)
624,000	Wells Fargo & Co 1.654% 06/2/2024 Class MTN(b)	SOFRRATE + 1.600%	1.6540	06/02/24	$616,662
					10,453,273
	BIOTECH & PHARMA — 2.3%
1,663,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,641,090
750,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	748,155
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	299,262
					2,688,507
	CHEMICALS — 0.2%
200,000	Air Liquide Finance S.A.(a)		2.2500	09/27/23	196,259

	COMMERCIAL SUPPORT SERVICES — 2.3%
2,595,000	Aramark Services, Inc.(a)		6.3750	05/01/25	2,598,827

	CONTAINERS & PACKAGING — 0.3%
350,000	Ball Corporation		4.0000	11/15/23	345,500

	DIVERSIFIED INDUSTRIALS — 0.6%
750,000	General Electric Company Series D	US0003M + 3.330%	8.0900	6/15/2169	750,375

	ELECTRIC UTILITIES — 1.3%
250,000	Consolidated Edison, Inc.		0.6500	12/01/23	241,094
955,000	Electricite de France S.A.(a),(b)	USSW10 + 3.041%	5.6250	07/22/2170	930,906
150,000	FirstEnergy Corporation		2.0500	03/01/25	141,085
265,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	255,264
					1,568,349
	FOOD — 0.4%
500,000	Danone S.A.(a)		2.5890	11/02/23	490,465

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/2170	928,307
750,000	Goldman Sachs Group, Inc. (The)		3.3750	12/21/23	732,850
					1,661,157
	LEISURE FACILITIES & SERVICES — 1.6%
1,576,000	Carnival Corporation		7.2000	10/01/23	1,586,074
364,000	Hyatt Hotels Corporation		1.3000	10/01/23	354,331
					1,940,405

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.3% (Continued)
	OIL & GAS PRODUCERS — 2.2%
245,000	DCP Midstream Operating, L.P.		3.8750	03/15/23	$244,301
401,000	Energy Transfer Operating, L.P.		3.6000	02/01/23	401,000
500,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	499,623
500,000	Eni SpA(a)		4.0000	09/12/23	496,517
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		3.8500	10/15/23	990,113
					2,631,554
	REAL ESTATE INVESTMENT TRUSTS — 4.6%
500,000	American Tower Corporation		5.0000	02/15/24	499,864
850,000	American Tower Trust #1(a)		3.0700	03/15/23	846,408
100,000	Crown Castle International Corporation		3.1500	07/15/23	99,250
440,000	Office Properties Income Trust		4.2500	05/15/24	427,023
1,960,000	Service Properties Trust		4.6500	03/15/24	1,914,921
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,652,016
					5,439,482
	RETAIL - DISCRETIONARY — 1.3%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,521,821

	SOFTWARE — 0.2%
300,000	Oracle Corporation		2.4000	09/15/23	295,086

	SPECIALTY FINANCE — 4.2%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		1.1500	10/29/23	485,320
500,000	Ally Financial, Inc.		3.0500	06/05/23	496,424
610,000	Ally Financial, Inc.		1.4500	10/02/23	595,378
210,000	Aviation Capital Group, LLC(a)		3.8750	05/01/23	208,750
545,000	Aviation Capital Group, LLC(a)		4.3750	01/30/24	534,380
1,021,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	956,691
500,000	ILFC E-Capital Trust I(a),(b)	US0003M + 1.550%	6.2880	12/21/65	323,750
1,025,000	OneMain Finance Corporation		6.1250	03/15/24	1,017,517
400,000	SMBC Aviation Capital Finance DAC(a)		4.1250	07/15/23	397,376
					5,015,586
	TELECOMMUNICATIONS — 4.5%
500,000	British Telecommunications plc		4.5000	12/04/23	496,735
750,000	Deutsche Telekom International Finance BV(a)		2.4850	09/19/23	738,574

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.3% (Continued)
	TELECOMMUNICATIONS — 4.5% (Continued)
1,502,000	Sprint Corporation		7.8750	09/15/23	$1,526,058
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,583,749
					5,345,116
	TRANSPORTATION & LOGISTICS — 1.9%
992,397	American Airlines 2015-2 Class B Pass Through Trust		4.4000	09/22/23	977,587
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,121,984
200,000	Penske Truck Leasing Company LP / PTL Finance(a)		4.1250	08/01/23	198,948
					2,298,519
	TOTAL CORPORATE BONDS (Cost $56,421,294)				54,928,569

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	TERM LOANS — 7.3%
	COMMERCIAL SUPPORT SERVICES — 0.7%
876,858	Aramark Services, Inc.(b)	US0001M + 2.500%	7.0700	04/01/28	876,314

	LEISURE FACILITIES & SERVICES — 1.1%
989,848	Carnival Corporation(b)	US0001M + 3.000%	7.3840	06/30/25	976,505
248,750	Scientific Games Corporation(b)	SOFRRATE + 3.000%	7.5780	04/07/29	248,838
					1,225,343
	RETAIL - DISCRETIONARY — 0.8%
987,500	Great Outdoors Group, LLC(b)	US0001M + 3.750%	8.3200	03/05/28	973,675

	SEMICONDUCTORS — 0.4%
498,750	MKS Instruments, Inc.(b)	TSFR1M + 2.250%	7.3620	04/11/29	498,972

	SOFTWARE — 1.0%
1,240,625	Sunshine Software Merger Sub, Inc.(b)	US0001M + 3.750%	4.2500	09/21/28	1,146,027

	TRANSPORTATION & LOGISTICS — 3.3%
1,000,000	AAdvantage Loyalty IP Ltd.(b)	US0003M + 4.750%	9.5580	03/10/28	1,028,435
995,000	Air Canada(b)	US0001M + 3.500%	8.1300	07/27/28	997,662
1,967,462	United Airlines, Inc.(b)	US0001M + 3.750%	8.5680	04/14/28	1,971,131
					3,997,228
	TOTAL TERM LOANS (Cost $8,818,498)				8,717,559

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.8%
	U.S. TREASURY BILLS — 0.8%
1,000,000	United States Treasury Bill(e)	—	03/09/23	$995,541

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $995,504)			995,541

	TOTAL INVESTMENTS - 97.6% (Cost $124,467,340)			$115,838,768
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%			2,806,807
	NET ASSETS - 100.0%			$118,645,575

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M

TSFR3M	TSFR3M

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

USSW10	USD SWAP SEMI 30/360 10Y

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $48,668,086 or 41.0% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2023.

(d)	Interest only securities.

(e)	Zero coupon bond.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2023

ASSETS
Investment securities:
At cost	$124,467,340
At fair value	$115,838,768
Cash	3,346,154
Receivable for securities sold	348,166
Dividends and interest receivable	1,024,212
Deposits for futures contracts	470,001
Prepaid expenses and other assets	1,829
TOTAL ASSETS	121,029,130

LIABILITIES
Payable for securities purchased	2,286,144
Investment advisory fees payable	74,313
Payable to related parties	4,175
Accrued expenses and other liabilities	18,923
TOTAL LIABILITIES	2,383,555
NET ASSETS	$118,645,575

Composition of Net Assets:
Paid in capital	$131,436,453
Accumulated losses	(12,790,878)
NET ASSETS	$118,645,575

Net Asset Value Per Share:
Net Assets	$118,645,575
Shares of beneficial interest outstanding (a)	13,325,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.90

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2023

INVESTMENT INCOME
Interest	$3,035,096
Dividends	187,194
TOTAL INVESTMENT INCOME	3,222,290

EXPENSES
Investment advisory fees	447,327
Administration fees	99,145
Custodian fees	12,915
Compliance officer fees	12,065
Legal fees	10,256
Audit fees	10,081
Trustees fees and expenses	6,495
Transfer agent fees	6,050
Printing and postage expenses	5,294
Insurance expense	4,600
Other expenses	4,267
TOTAL EXPENSES	618,495

NET INVESTMENT INCOME	2,603,795

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(979,335)
Net realized gain from redemptions in-kind	2,160
Net change in unrealized appreciation on investments	543,878
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(433,297)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,170,498

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
FROM OPERATIONS
Net investment income	$2,603,795	$3,081,423
Net realized loss from investments and options purchased	(979,335)	(458,234)
Net realized gain (loss) from redemptions in-kind	2,160	(144,757)
Net realized loss from futures contracts	—	(1,277,681)
Net change in unrealized appreciation (depreciation) on investments	543,878	(8,925,040)
Net increase (decrease) in net assets resulting from operations	2,170,498	(7,724,289)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,500,552)	(3,064,798)
Net decrease in net assets from distribution to shareholders	(2,500,552)	(3,064,798)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,262,272	19,413,823
Payments for shares redeemed	(7,420,362)	(16,669,551)
Net increase (decrease) in net assets from shares of beneficial interest	(2,158,090)	2,744,272

TOTAL DECREASE IN NET ASSETS	(2,488,144)	(8,044,815)

NET ASSETS
Beginning of the period/year	121,133,719	129,178,534
End of the period/year	$118,645,575	$121,133,719

SHARE ACTIVITY
Shares sold	600,000	2,075,000
Shares redeemed	(850,000)	(1,825,000)
Net increase (decrease) in shares of beneficial interest outstanding	(250,000)	250,000

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	For the
	Six Months Ended		For the	For the	For the	For the
	January 31, 2023		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		July 31, 2022	July 31, 2021	July 31, 2020	July 31, 2019 *
Net asset value, beginning of year/period	$8.92		$9.69	$9.86	$9.84	$10.00
Activity from investment operations:
Net investment income (a)	0.19		0.22	0.13	0.12	0.22
Net realized and unrealized gain (loss) on investments	(0.06)		(0.80)	(0.16)	0.01	(0.17)
Total from investment operations	0.13		(0.58)	(0.03)	0.13	0.05
Less distributions from:
Net investment income	(0.15)		(0.19)	(0.14)	(0.11)	(0.20)
Net realized gains	—		—	—	—	(0.01)
Total distributions	(0.15)		(0.19)	(0.14)	(0.11)	(0.21)
Net asset value, end of year/period	$8.90		$8.92	$9.69	$9.86	$9.84
Market price, end of year/period	$8.90		$8.90	$9.70	$9.86	$9.88
Total return (b)(c)	1.92	% (i)	(5.73)%	(0.32)%	1.88%	0.52	% (i)(j)
Market price total return	2.15	% (i)	(6.03)%	(0.22)%	1.47%	0.53	% (i)
Net assets, at end of year/period (000)s	$118,646		$121,134	$129,179	$121,756	$27,801
Ratio of gross expenses to average net assets (d)(e)	1.03	% (k)	0.98%	1.00%	1.23%	1.30	% (k)
Ratio of net expenses to average net assets (e)(f)	1.03	% (k)	0.98%	1.00%	1.21%	0.95	% (k)
Ratio of net investment income to average net assets (g)	4.34	% (k)	2.37%	1.35%	1.21%	2.56	% (k)
Portfolio Turnover Rate (h)	17	% (i)	53%	135%	227%	330	% (i)

*	The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. (d) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Does not include the expenses of other investment companies in which the fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Not annualized.

(j)	Represents total return based on net asset values per share from commencement of investment operations on September 17, 2018 through July 31, 2019. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 18, 2018 through July 31, 2019 was 0.52%.

(k)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2023

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,818,211	$—	$—	$9,818,211
Asset Backed Securities	—	28,922,907	—	28,922,907
Collateralized Mortgage Obligations	—	12,455,981	—	12,455,981
Corporate Bonds	—	54,928,569	—	54,928,569
Term Loans	—	8,717,559	—	8,717,559
U.S. Government & Agencies	—	995,541	—	995,541
Total	$9,818,211	$106,020,557	$—	$115,838,768

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker, if any, balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax years July 31, 2020 through July 31, 2022, or expected to be taken in the Fund’s July 31, 2023 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $19,153,979 and $20,762,618, respectively. For the six months ended January 31, 2023, cost of purchases and proceeds from sales of in-kind transactions for the Fund amounted to $4,286,736, and $1,206,096, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the six months ended January 31, 2023 the Fund incurred advisory fees of $447,327.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and does not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The expense limit in effect prior to its expiration on September 1, 2021 was 1.30%. If the Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser, which was 1.30% for the period prior to September 1, 2021 and 1.50% on or after September 1, 2021. If the Fund’s operating expenses subsequently exceed 1.50% per annum of average daily net assets recoupments shall be suspended. No recoupment amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

During the six months ended January 31, 2023, the Adviser did not waive management fees or reimburse expenses. Subject to the conditions described above, the Adviser can recoup previously waived fees and reimbursed expenses in the amount of $12,741 until July 31, 2023.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, cash redemption risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, energy sector risk, ETF structure risks, financial sector risk, fixed income risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk and volatility risk.

Investment Companies and ETFs Risks – When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of other investment company’s or ETF’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells closed-end funds or ETFs. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; and national and international political and economic events, changes in interest rates, and inflation and deflation. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Fluctuation of Net Asset Value Risk – Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, includes prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in the interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of the remaining LIBOR settings on a representative basis after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Volatility Risk – The Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of the six months ended January 31, 2023, aggregate cost for federal tax purposes is $124,542,370 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$1,115,093
Gross unrealized depreciation:	(9,818,695)
Net unrealized appreciation:	$(8,703,602)

The tax character of Fund distributions paid for the fiscal years ended July 31, 2022 and July 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2022	July 31, 2021
Ordinary Income	$3,064,798	$1,724,438
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$3,064,798	$1,724,438

As of July 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$230,942	$—	$(1,486,860)	$(1,957,426)	$—	$(9,247,480)	$(12,460,824)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to tax deferral of losses on wash sales and adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,486,860.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

At July 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$968,718	$988,708	$1,957,426	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions resulted in reclassification for the year ended July 31, 2022 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(146,844)	$146,844

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	8/1/22	1/31/23	8/1/22-1/31/23*	8/1/22-1/31/23
	$1,000.00	$1,019.20	$5.24	1.03%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	8/1/22	1/31/23	8/1/22-1/31/23*	8/1/22-1/31/23
	$1,000.00	$1,020.01	$5.24	1.03%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein may be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AUE-SAR23

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable. Fund is an open-end management investment company.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/3/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/3/2023

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/3/2023